THE GROUP AND ITS OPERATIONS (Details) $ in Thousands, item in Millions	12 Months Ended
	Jun. 30, 2021 USD ($) item	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Going Concern [Abstract]
Number of interactions each year with consumers | item	100
Net income	$ 2,847	$ 7,770	$ 10,965
Net cash generated from operating activities	25,897	51,719	2,202
Accumulated deficit	(110,680)	(109,527)
Current liabilities in excess of current assets	35,700
Borrowings	26,716	27,476
Proceeds from borrowings	22,300
Cash and cash equivalents	57,842	21,870	8,873	$ 13,519
Transportation expense	8,300
Net proceeds from initial public offering of common stock	63,107
Revenue	$ 443,662	$ 405,135	$ 368,380